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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ] Amendment Number:
                                              ---------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Management, L.P.
Address:   767 Fifth Avenue, 21st Floor
           New York, NY 10153

Form 13F File Number: 28-06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Jackelow
Title:   Chief Financial Officer
Phone:   212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                       New York, NY   May 15, 2007
-------------------------------------   -------------   ------------
(Signature)                             (City, State)      (Date)

Report Type ( Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           47

Form 13F Information Table Value Total:      574,892
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

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
COLUMN 1                           COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER              CLASS         CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC          COM        00763M108  40,435  1,086,967 SH         DEFINED      1    1,086,967    0     0
AERCAP HOLDINGS NV                   SHS        N00985106   5,822    200,000 SH         DEFINED      1      200,000    0     0
AIRCASTLE LTD                        COM        G0129K104  19,029    537,849 SH         DEFINED      1      537,849    0     0
ALESCO FINL INC                      COM        014485106   5,142    590,313 SH         DEFINED      1      590,313    0     0
ALTRIA GROUP INC                     COM        02209S103  16,473    250,000 SH         DEFINED      1      250,000    0     0
ANIMAL HEALTH INTL INC               COM        03525N109     484     40,000 SH         DEFINED      1       40,000    0     0
AXIS CAPITAL HOLDINGS                SHS        G0692U109  48,403  1,429,500 SH         DEFINED      1    1,429,500    0     0
BAUSCH & LOMB INC                    COM        071707103  16,906    330,458 SH         DEFINED      1      330,458    0     0
CALGON CARBON CORP                   COM        129603106   4,688    564,191 SH         DEFINED      1      564,191    0     0
CARROLS RESTAURANT GROUP INC         COM        14574X104  12,676    873,571 SH         DEFINED      1      873,571    0     0
CVS CORP                             COM        126650100   4,561    133,599 SH         DEFINED      1      133,599    0     0
DAVITA INC                           COM        23918K108   8,798    165,000 SH         DEFINED      1      165,000    0     0
DOUBLE HULL TANKERS INC              COM        Y21110104   9,837    665,577 SH         DEFINED      1      665,577    0     0
ENDEAVOR ACQUISITION CORP     *W EXP 12/14/2009 292577111   7,598  1,707,500 SH         DEFINED      1    1,707,500    0     0
ENDEAVOR ACQUISITION CORP            COM        292577103   3,174    292,500 SH         DEFINED      1      292,500    0     0
EXPRESS SCRIPTS INC                  COM        302182100  11,059    137,000 SH         DEFINED      1      137,000    0     0
FREEDOM ACQUISITION HLDGS INC        COM        35645F103   9,368    978,900 SH         DEFINED      1      978,900    0     0
FREEDOM ACQUISITION HLDGS INC *W EXP 12/28/2011 35645F111   1,190    875,000 SH         DEFINED      1      875,000    0     0
GENESIS LEASE LTD                    ADR        37183T107  19,401    741,900 SH         DEFINED      1      741,900    0     0
GRUPO SIMEC S A B DE C V             ADR        400491106   8,438    684,881 SH         DEFINED      1      684,881    0     0
HFF INC                              CL A       40418F108   1,500    100,000 SH         DEFINED      1      100,000    0     0
INSITUFORM TECHNOLOGIES INC          CL A       457667103     520     25,000 SH         DEFINED      1       25,000    0     0
KBR INC                              COM        48242W106  29,876  1,468,110 SH         DEFINED      1    1,468,110    0     0
KOHLBERG CAPITAL CORP                COM        500233101   4,342    271,357 SH         DEFINED      1      271,357    0     0
MARATHON ACQUISITION CORP            COM        565756103  13,043  1,707,200 SH         DEFINED      1    1,707,200    0     0
MARATHON ACQUISITION CORP     *W EXP 08/24/2011 565756111   2,150  1,414,600 SH         DEFINED      1    1,414,600    0     0
MERGE TECHNOLOGIES INC               COM        589981109     244     50,050 SH         DEFINED      1       50,050    0     0
MICRON TECHNOLOGY INC                COM        595112103     501     41,500 SH         DEFINED      1       41,500    0     0
NEWSTAR FINANCIAL INC                COM        65251F105   6,528    389,475 SH         DEFINED      1      389,475    0     0
NORTEL NETWORKS CORP NEW           COM NEW      656568508     986     41,000 SH         DEFINED      1       41,000    0     0
NORTH AMERN ENERGY PARTNERS          COM        656844107  14,318    678,881 SH         DEFINED      1      678,881    0     0
OPNEXT INC                           COM        68375V105     303     20,500 SH         DEFINED      1       20,500    0     0
OTTER TAIL CORP                      COM        689648103   5,890    172,030 SH         DEFINED      1      172,030    0     0
PFSWEB INC                           COM        717098107     378    367,000 SH         DEFINED      1      367,000    0     0
QUADRA REALTY TRUST INC              COM        746945104   2,920    223,950 SH         DEFINED      1      223,950    0     0
QUALCOMM INC                         PUT        747525953      12      2,490 SH   PUT   DEFINED      1        2,490    0     0
QUALCOMM INC                         PUT        747525953     436      2,490 SH   PUT   DEFINED      1        2,490    0     0
QUALCOMM INC                         COM        747525103  21,245    498,000 SH         DEFINED      1      498,000    0     0
QUEST DIAGNOSTICS INC                COM        74834L100   2,942     59,000 SH         DEFINED      1       59,000    0     0
RAIT FINANCIAL TRUST                 COM        749227104  11,635    416,420 SH         DEFINED      1      416,420    0     0
SPDR TR                              PUT        78462F953     137        225 SH   PUT   DEFINED      1          225    0     0
TERRA INDS INC                       COM        880915103  22,533  1,287,576 SH         DEFINED      1    1,287,576    0     0
TRUE RELIGION APPAREL INC            COM        89784N104  24,883  1,532,181 SH         DEFINED      1    1,532,181    0     0
TWEEN BRANDS INC                     COM        901166108  42,926  1,201,741 SH         DEFINED      1    1,201,741    0     0
UNITEDHEALTH GROUP INC               COM        91324P102  27,820    525,200 SH         DEFINED      1      525,200    0     0
WILLBROS GROUP INC                   COM        969199108  35,105  1,557,443 SH         DEFINED      1    1,557,443    0     0
WILLIAMS COS INC DEL                 COM        969457100  48,240  1,695,000 SH         DEFINED      1    1,695,000    0     0
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